CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 0.3%		Shares	Cost	Value
INDUSTRIALS - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
NuScale Power Corporation (a)		47,000	$ 978,900	$ 665,990

UTILITIES - 0.2%
GAS & WATER UTILITIES - 0.2%
WaterBridge Infrastructure, LLC - Class A (a)		56,250	1,128,207	1,125,563

TOTAL COMMON STOCKS (Cost $2,107,107)			$2,107,107	$ 1,791,553

PRIVATE INVESTMENTS - 99.1%	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 44.9%
AEROSPACE AND DEFENSE - 4.9%
AE Co-Investment Partners Fund III-R, LP (a)(b)(c)(d)	12/19/2024	–	$2,014,010	$ 2,010,114
Caffeinated Capital Onebrief SPV, LLC (a)(b)(c)(d)	11/29/2024	–	2,000,000	3,010,649
Caffeinated Capital Saronic SPV, LLC (a)(b)(c)(d)	6/18/2024	–	1,000,000	2,607,768
Caffeinated Capital Varda SPV II, LLC (a)(b)(c)(d)	9/6/2024	–	2,000,000	1,995,503
Overmatch Apex SPV LLC, Class A (a)(c)(d)	8/28/2025	2,941,176	2,970,588	2,970,588
Snowpoint Growth I.VI, LLC (a)(b)(c)(d)	11/26/2024	–	3,080,390	3,049,107
Tamarack Global Impulse Space II, LP, Class A (a)(b)(c)(d)	8/22/2024	–	1,500,000	3,791,331
WH Strategic Opportunities Fund IV LP (a)(c)(d)	8/29/2025	2,058,824	2,058,824	2,058,824
WH Strategic Opportunities Fund XI LP, Class A (a)(c)(d)	12/18/2025	2,500,000	2,512,500	2,512,500
Yellowstone Midco Holdings II, LLC, Class P Units (a)(d)(e)	10/17/2025	2,500	2,500,000	2,500,000
			21,636,312	26,506,384
CONSUMER DISCRETIONARY - 6.0%
26N Nova Co-Investment Partners LP (a)(b)(c)(d)	10/16/2025	–	10,000,000	10,000,000
Arctos Florida Coinvestment Holdings Feeder, LP (a)(b)(c)(d)	6/5/2025	–	4,660,535	4,577,157
ASP II AMR Co-Invest, LP (a)(b)(c)(d)(f)	6/3/2024	–	3,574,312	3,750,119
ASP II Project Striker Co-Invest, LP (a)(b)(c)(d)	12/6/2024	–	3,336,934	3,917,284
Blue Owl HomeCourt Purple LLC (a)(b)(c)(d)	12/29/2025	–	10,421,839	10,421,839
			31,993,620	32,666,399

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 99.1% (Continued)	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 44.9% (Continued)
CONSUMER STAPLES - 0.9%
Velocity Made Food, LP (a)(b)(c)(d)	6/12/2025	–	$5,062,688	$ 5,027,402

ENERGY - 3.2%
Cogentrix Co-Investment Fund-D, LP (a)(b)(c)(d)	1/31/2025	–	904,423	1,558,708
EnCap Energy Capital Fund VIII Co-Investors MergeCo, LP (a)(b)(c)(d)(f)	10/21/2025	–	585,959	585,959
EnCap Energy Capital Fund VIII MergeCo, LP (a)(b)(c)(d)(f)	10/21/2025	–	1,948,942	1,948,942
ENR Denali-Avant SPV, LP (a)(b)(c)(d)	11/13/2025	–	2,442,419	2,410,398
Equitime SES Investor, LLC (a)(b)(d)(e)	6/3/2025	–	1,848,275	1,848,275
Firebird Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	309,571	437,435
HEQ II Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	394,150	523,391
Hercules CV, LP (a)(b)(c)(d)(f)	5/15/2024	–	3,515,885	6,040,303
QB Energy Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	481,705	612,888
Quantum Energy Partners VIII-D Co-Investment Fund, LP (a)(b)(c)(d)	9/11/2024	–	1,056,751	1,281,866
			13,488,080	17,248,165
FINANCIALS - 7.0%
APH Extended Value Fund H, LP (a)(b)(c)(d)	1/30/2025	–	4,975,603	6,064,757
Arctos Keystone Atlas Co-Invest A, LP (a)(b)(c)(d)	2/3/2025	–	5,575,399	6,338,758
Blackstone Strategic Capital Holdings II (Vol Co-Invest) LLC (a)(b)(c)(d)	10/10/2025	–	3,703,379	3,703,379
Endurance Parallel Offshore LP (a)(b)(c)(d)	8/21/2024	–	5,147,076	6,042,097
Hedosophia SP B LP, Series B (a)(b)(d)(e)	7/24/2025	–	5,196,123	5,881,586
JCF V Co-Invest E LP (a)(b)(c)(d)	6/23/2025	–	2,020,000	1,988,540
JCF V Co-Invest River LP (a)(b)(c)(d)	6/2/2025	–	5,224,886	4,977,676
Olympus Parallel Offshore, LP (a)(b)(c)(d)	9/29/2025	–	2,214,982	2,220,542
PACT-CAZ Offshore Feeder, LP (a)(b)(c)(d)	11/7/2025	–	846,130	846,130
			34,903,578	38,063,465
HEALTHCARE - 3.0%
ClareMedica Parent Holdings, LP - Class A Units (a)(d)(e)	4/15/2025	40,000	4,000,000	4,000,000
ClareMedica Parent Holdings, LP - Class C-1 Units (a)(d)(e)	4/15/2025	28,564	–	–
HS Investments VI C, LP (a)(b)(d)(e)	4/16/2025	–	5,061,655	9,089,091
RCP MQ Co-Investment Fund, LP (a)(b)(c)(d)	12/26/2024	–	1,674,675	3,298,905
			10,736,330	16,387,996

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 99.1% (Continued)	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 44.9% (Continued)
HOTELS, RESTAURANTS & LEISURE - 2.4%
ACP Woodlands Feeder LP (a)(b)(c)(d)	12/1/2025	–	$12,790,316	$ 12,790,316

INFORMATION TECHNOLOGY - 15.8%
26N Guava Co-Investment Partners LP (a)(b)(c)(d)	8/8/2025	–	7,500,000	7,443,463
Akra Origin Holdings-A, LP (a)(b)(c)(d)	9/4/2025	–	4,860,511	4,811,641
Alta Park Private Opportunities Fund, LP Series IV (a)(b)(c)(d)	9/4/2025	–	4,040,000	4,035,724
Artist Growth Opportunity V LP (a)(b)(d)(e)	7/2/2025	–	3,240,000	3,192,075
BP ACE CV, LP (a)(b)(c)(d)	12/12/2025	–	1,168,530	1,168,530
Caffeinated Capital Aven SPV III, LLC (a)(b)(c)(d)	4/30/2024	–	2,179,450	3,911,434
Caffeinated Capital Aven SPV IV, LLC (a)(b)(c)(d)	8/4/2025	–	2,000,000	2,000,000
Caffeinated Capital Playground SPV, LLC (a)(b)(c)(d)	5/7/2024	–	250,000	86,129
GPS V, LP (a)(b)(c)(d)	4/25/2025	–	5,027,273	6,484,586
GrowthCurve Capital Destination Co-Invest LP (a)(b)(c)(d)	6/28/2024	–	1,019,468	1,435,058
Hedosophia Investments VI K LP, Series B (a)(b)(c)(d)	10/28/2025	–	5,027,907	5,027,907
Insight Hideaway Aggregator, LP (a)(b)(c)(d)	10/21/2024	–	2,400,000	3,406,184
Neuberger PSG Prima IX LP (a)(b)(c)(d)	9/23/2025	–	5,022,252	5,014,327
Overmatch Armada SPV B, LLC, Class A Units (a)(c)(d)	5/6/2025	4,000,000	4,040,000	4,000,000
RCP Ocean Co-Investment Fund, LP (a)(b)(c)(d)	9/26/2025	–	8,057,011	8,000,621
Sapphire Opportunity Fund IV, LP, Investment Class 4 (a)(b)(c)(d)	8/4/2025	–	4,861,429	4,860,338
Snowpoint Growth 2.2, LLC (a)(b)(c)(d)	11/26/2024	–	1,536,162	1,520,382
Snowpoint Growth 2.3, LLC (a)(b)(c)(d)	3/17/2025	–	1,030,000	1,030,000
SQ Capital Fund I Holdings A, LP (a)(b)(c)(d)	12/10/2025	–	7,305,011	7,305,011
Tamarack Divergent I, LP, Class A (a)(b)(c)(d)	8/8/2025	–	5,000,000	5,000,000
TI VI Project Armstrong Co-Invest, LP (a)(b)(c)(d)	4/4/2025	–	4,461,979	5,132,046
			80,026,983	84,865,456
UTILITIES - 1.7%
26N Jupiter Co-Investment Partners LP (a)(b)(c)(d)	10/31/2024	–	3,015,444	4,334,301
Sterling Investment Partners XK Opportunities Fund-A, LP (a)(b)(c)(d)	10/23/2025	–	2,636,103	2,636,103

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 99.1% (Continued)	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 44.9% (Continued)
UTILITIES - 1.7% (Continued)
Stonepeak Cologix Holdings LP (a)(b)(c)(d)	9/5/2024	–	$1,633,217	$ 2,180,289
			7,284,764	9,150,693
TOTAL CO-INVESTMENTS			217,922,671	242,706,276

DIRECT INVESTMENTS - 4.2%
CONSUMER STAPLES - 1.2%
Wonder Group Inc., Series C Preferred Stock (a)(d)(e)	5/2/2025	812,601	6,499,996	6,499,996

ENERGY - 0.8%
X-Energy Reactor Company, LLC, Series D Preferred Stock (a)(d)(e)	11/21/2025	309,567	4,499,990	4,499,990

FINANCIALS - 0.9%
Pershing Square Holdco, LP (b)(d)(e)(f)	5/15/2024	–	3,999,999	4,796,000

HEALTHCARE - 0.2%
Earli, Inc., Series A-1 Preferred Stock (a)(d)(e)	10/4/2024	1,194,457	999,999	999,999

INDUSTRIALS - 1.0%
Biofire Group Inc., Series A Preferred Stock (a)(d)(e)	7/11/2024	234,345	249,999	249,999
Biofire Group Inc., Series B-1 Preferred Stock (a)(d)(e)	12/31/2025	44,242	56,825	56,825
Gridpoint, Inc. Series A Convertible Preferred Stock (a)(d)(e)	5/29/2025	82,500	1,402,500	1,402,500
Gridpoint, Inc. Series B Convertible Preferred Stock (a)(d)(e)	5/29/2025	82,500	1,402,500	1,402,500
Gridpoint, Inc. Series C1 Convertible Preferred Stock (a)(d)(e)	5/29/2025	105,233	2,195,003	2,195,003
			5,306,827	5,306,827
INFORMATION TECHNOLOGY - 0.1%
ICON Technology, Inc., Common Stock (a)(d)(e)	5/30/2024	54,372	890,699	406,000

TOTAL DIRECT INVESTMENTS			22,197,510	22,508,812

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 99.1% (Continued)	Acquisition Date	Shares	Cost	Value
PRIMARY FUND INVESTMENTS - 23.6%
AEROSPACE AND DEFENSE - 0.7%
AE Industrial Partners Aerospace Leasing Fund II-A, LP (a)(b)(c)(d)	6/20/2025	–	$1,385,064	$ 2,139,457
Snowpoint Ventures II - S&T, LP (a)(b)(c)(d)	7/14/2025	–	1,500,000	1,414,051
			2,885,064	3,553,508
BIOTECHNOLOGY - 1.7%
Janus Henderson Biotech Innovation Fund LLC, Standard Class A (a)(c)(d)	8/29/2025	1,643	6,000,000	9,266,451

CONSUMER DISCRETIONARY - 1.4%
Arctos American Football Fund Feeder, LP (a)(b)(c)(d)	6/6/2025	–	7,492,967	7,359,353
VMG Consumer VI, LP (a)(b)(c)(d)	10/15/2025	–	60,737	60,737
			7,553,704	7,420,090
DIVERSIFIED - 7.1%
26N Private Equity Partners I LP (b)(c)(d)	3/25/2025	–	837,218	868,602
Audax Senior Loan Fund I, LP (a)(b)(c)(d)	1/1/2025	–	4,611,604	4,985,086
Capstone Dispersion Fund (US) LP (a)(b)(c)(d)	9/1/2024	–	6,036,476	6,307,566
DSC Meridian Credit Opportunities Offshore Fund LTD, Founders Class (a)(c)(d)	6/3/2025	5,000	5,000,000	5,420,501
H.I.G. Capital Partners VII-B, LP (a)(b)(c)(d)	3/31/2025	–	75,000	29,114
Palmer Square Income Plus Fund LLC, Class A (a)(b)(c)(d)	3/15/2024	–	5,000,000	5,411,369
Park Square Capital Credit Investments SCSp, SICAV-RAIF – Credit Partners Evergreen (a)(b)(c)(d)	1/29/2025	–	5,000,000	5,245,818
Platinum Credit Opportunities Fund, LP (a)(b)(c)(d)	10/25/2024	–	2,814,949	3,195,299
Saba Capital Carry Neutral Tail Hedge Partners, LP (a)(b)(c)(d)	7/1/2024	–	3,500,000	3,057,754
Sage Equity Investors Side, LP (a)(b)(c)(d)(h)	–	–	–	591,683
The Veritas Capital Partners IX, LP (a)(b)(c)(d)	8/4/2025	–	260,235	30,158
TowerBrook Structured Opportunities Fund III (892), LP (a)(b)(c)(d)	1/10/2025	–	2,573,972	2,661,474
Trivest Growth Investment Fund III-A, LP (a)(b)(c)(d)	4/17/2025	–	382,198	350,058
			36,091,652	38,154,482
ENERGY - 4.4%
EnCap Energy Capital Fund XII-B, LP (a)(b)(c)(d)	11/8/2024	–	6,559,323	7,596,154

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 99.1% (Continued)	Acquisition Date	Shares	Cost	Value
PRIMARY FUND INVESTMENTS - 23.6% (Continued)
ENERGY - 4.4% (Continued)
Five Point Water Management and Sustainable Infrastructure Fund IV LP (a)(b)(c)(d)	10/3/2024	–	$1,068,899	$ 2,290,371
Quantum Parallel Partners VIII-D, LP (a)(b)(c)(d)	9/11/2024	–	6,956,948	7,522,116
Westwood Energy Secondaries Fund II, LLC (a)(b)(c)(d)(f)	12/29/2025	–	6,150,000	6,150,000
			20,735,170	23,558,641
FINANCIALS - 0.4%
GCM Grosvenor Elevate Feeder Fund I, LP (b)(c)(d)	8/2/2024	–	3,526,430	2,477,157
Petershill PES II Offshore SCSp (a)(b)(c)(d)	5/30/2025	–	417,732	(166,216)
			3,944,162	2,310,941
HOTELS, RESTAURANTS & LEISURE - 0.4%
F&S I Blocker Member LLC (a)(b)(c)(d)	11/1/2024	–	2,887,500	2,306,646

INFORMATION TECHNOLOGY - 7.5%
General Catalyst Group XII, LP (a)(b)(c)(d)	10/17/2024	–	4,031,088	4,919,637
H. Barton Venture Select V, LLC (a)(b)(c)(d)	4/18/2024	–	1,410,000	1,548,218
Hedosophia Partners VI LP, Series B (a)(b)(c)(d)	12/5/2025	–	6,250,000	6,250,000
Khosla Ventures IX, LP (a)(b)(c)(d)	9/19/2025	–	940,800	928,736
Khosla Ventures Opportunity III, LP (a)(b)(c)(d)	9/23/2025	–	965,200	959,602
Khosla Ventures Seed G, LP (a)(b)(c)(d)	9/22/2025	–	480,000	473,484
M13 Ventures IV, LP (a)(b)(c)(d)	11/25/2024	–	2,512,500	2,233,681
Series X Capital Fund I, LP (a)(b)(c)(d)	7/3/2025	–	3,075,000	2,850,161
SQ Capital Fund I-A, LP (a)(b)(c)(d)	12/23/2025	–	500,000	500,000
Tacora Capital II, LP (b)(c)(d)	3/12/2025	–	4,151,489	4,178,168
Tamarack Global Opportunities II, LP (a)(b)(c)(d)	8/1/2024	–	4,125,000	11,320,470
Upfront VIII, LP (a)(b)(c)(d)	7/17/2025	–	361,236	294,636
Vista Equity Partners Fund VIII-A, LP (a)(b)(c)(d)	7/31/2024	–	2,718,847	3,408,677
XPV Fund 1, LP (a)(b)(c)(d)	11/26/2025	–	1,300,000	1,300,000
			32,821,160	41,165,470
TOTAL PRIMARY FUND INVESTMENTS			112,918,412	127,736,229

SECONDARY FUND INVESTMENTS - 26.4%
CONSUMER DISCRETIONARY - 1.9%
Arctos Sports Partners Fund I, LP (a)(b)(c)(d)(f)	7/1/2024	–	8,428,848	10,110,076

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 99.1% (Continued)	Acquisition Date	Shares	Cost	Value
SECONDARY FUND INVESTMENTS - 26.4% (Continued)
DIVERSIFIED - 5.7%
Dawson Rated Fund 6-R1 Holdings LP, Class B (a)(b)(c)(d)(f)	9/30/2024	–	$4,251,483	$ 5,076,315
Gordon Holdings (Offshore) I LP (a)(b)(c)(d)	3/26/2024	–	10,044,845	15,043,152
Sycamore Partners III LP (a)(b)(c)(d)(f)	9/30/2025	–	10,849,269	10,844,269
			25,145,597	30,963,736
FINANCIALS - 18.1%
Blackstone Strategic Capital Holdings (Cayman) LP (a)(b)(c)(d)	6/30/2025	–	6,817,051	8,349,927
Blackstone Strategic Capital Holdings LP (a)(b)(c)(d)(f)	12/30/2024	–	11,443,447	15,262,676
Blue Owl GP Stakes Atlas Fund I Offshore Investors LP (a)(b)(c)(d)	8/6/2024	–	21,030,244	28,453,361
Blue Owl GP Stakes Atlas Fund III Offshore Investors LP (a)(b)(c)(d)	9/5/2025	–	5,291,650	5,291,650
Blue Owl GP Stakes II Offshore Investors LP (a)(b)(c)(d)	11/3/2025	–	2,419,834	2,419,834
Blue Owl GP Stakes II Pension Investors LP (a)(b)(c)(d)	4/1/2024	–	2,069,742	2,647,303
Blue Owl GP Stakes IV Offshore Investors, LP (a)(b)(c)(d)	4/1/2025	–	2,653,903	3,456,014
Blue Owl GP Stakes IV US Investors, LP (a)(b)(c)(d)(f)	9/30/2024	–	5,545,292	9,945,101
Blue Owl GP Stakes Offshore Investors LP (a)(b)(c)(d)	4/1/2024	–	5,462,375	8,476,623
Blue Owl GP Stakes US Investors LP (a)(b)(c)(d)(f)	1/1/2025	–	923,873	1,504,338
BSP Pioneer Investors Feeder, LP (a)(b)(c)(d)	9/29/2025	–	4,602,324	5,240,754
Petershill Private Equity Seeding Offshore SCSp (a)(b)(c)(d)	7/2/2024	–	4,076,180	6,478,460
			72,335,915	97,526,041
INFORMATION TECHNOLOGY - 0.7%
NEA Secondary Opportunity Fund, LP (a)(b)(c)(d)	7/17/2024	–	2,157,762	3,960,059

TOTAL SECONDARY FUND INVESTMENTS			108,068,122	142,559,912

TOTAL PRIVATE INVESTMENTS			$461,106,715	$ 535,511,229

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 1.8%	Shares	Cost	Value
Federated Treasury Obligations Fund - Institutional Shares, 3.62% (g)(f)	9,777,638	$9,777,638	$ 9,777,638

TOTAL INVESTMENTS AT VALUE - 101.2%		$472,991,460	$ 547,080,420

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)			(6,523,543)

NET ASSETS - 100.0%			$ 540,556,877

(a)	Non-income producing security.
(b)	Investment does not issue shares.
(c)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(d)	Restricted investments as to resale. The total of these restricted securities represents 99.1% of Net Assets. The total value of these securities is $535,511,229.
(e)	Level 3 securities fair valued using significant unobservable inputs. The total of these Level 3 securities represents 9.7% of Net Assets. The total value of these securities is $49,019,839.
(f)	All or a portion of the security is held through a wholly-owned consolidated Subsidiary, CAZ SOF Opportunistic Blocker LLC.
(g)	The rate shown is the 7-day effective yield as of December 31, 2025.
(h)	As of December 31, 2025, $15,000,000 has been committed for this investment but has not yet been funded by the Fund.

LLC	-	Limited Liability Company
LP	-	Limited Partnerships